Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets.
Schedule of other non-current assets

	At December 31,
(in thousands of $)	2021	2020	2019
Restricted Cash - non-current	$1,707	$1,509	$708
Non-current financial assets held at fair value through profit or loss	17,459	6,307	2,916
Non-current financial assets held at fair value through OCI	35,710	—	—
Total other non-current assets	$54,876	$7,816	$3,624

Schedule of non current financial assets at fair value through profit or loss

	At December 31,
(in thousands of $)	2021	2020	2019
Cost at January 1	$1,659	$1,659	$—
Additions of the year	75,000	—	1,659
Cost at December 31	$76,659	$1,659	$1,659

Fair value adjustments at January 1	$4,648	$1,257	$—
Fair value adjustment of the year through profit or loss	11,152	2,951	1,214
Fair value adjustment of the year through OCI	(39,290)	—	—
Translation difference	—	440	43
Fair value adjustment at December 31	$(23,490)	$4,648	$1,257

Net book value at December 31	$53,169	$6,307	$2,916
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